SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares	Jan. 10, 2017 USD ($)	May 06, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options and restricted stock unit	$ 115,463
Unrecognized compensation expense related to non-vested stock options and restricted stock unit, expected to be recognized, years	4 years
Cash dividend paid, per share | $ / shares		$ 0.16	$ 0.64
Ordinary shares, par value | ₪ / shares				₪ 1.00	₪ 1.00
Maximum [Member] | Treasury shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount						$ 150,000	$ 100,000
2016 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price of options, as a percent of fair market value of ordinary shares	1.89%
Options and resticted share granted | shares	1,152,734
American Depositary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares				₪ 1.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value, options granted | $ / shares	$ 89.54	$ 61.54	$ 46.24
Total intrinsic value, options exercised	$ 68,749	$ 42,592	$ 35,664
Options and resticted share granted | shares	308,884